Notes to the Consolidated Statements of Financial Position - Schedule of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net book value
Net book value	€ 42,255	€ 50,781
Purchased IT-software [Member]
Net book value
Net book value	30,319	7,263
Advances paid for software [Member]
Net book value
Net book value	11,936	43,518
Cost [Member]
Cost
Balance beginning	(766,694)	742,107
Additions	39,019	24,148
Disposals	(31,582)
Exchange differences	(850)	439
Balance ending	773,281	766,694
Cost [Member] | Purchased IT-software [Member]
Cost
Balance beginning	(723,176)	716,130
Additions	39,019	6,607
Disposals
Exchange differences	(850)	439
Balance ending	761,345	723,176
Cost [Member] | Advances paid for software [Member]
Cost
Balance beginning	(43,518)	25,977
Additions		17,541
Disposals	(31,582)
Exchange differences
Balance ending	11,936	43,518
Accumulated amortization [Member]
Cost
Balance beginning	715,913	(673,289)
Exchange differences	850	(439)
Balance ending	(731,026)	(715,913)
Accumulated amortization
Amortization charge for the year	(15,963)	(42,185)
Accumulated amortization [Member] | Purchased IT-software [Member]
Cost
Balance beginning	715,913	(673,289)
Exchange differences	850	(439)
Balance ending	(731,026)	(715,913)
Accumulated amortization
Amortization charge for the year	(15,963)	(42,185)
Accumulated amortization [Member] | Advances paid for software [Member]
Cost
Balance beginning
Exchange differences
Balance ending
Accumulated amortization
Amortization charge for the year